CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net loss	$ (35,214)	$ (212,107)	$ (907,225)	$ (598,941)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of energy assets	6,355	0	3,703	0
Depreciation of plant and equipment	4,584	1,571	18,340	6,073
Depreciation of right-of-use assets	25,225	17,876	78,953	11,818
Loss on disposal of plant and equipment			0	3,369
Change in operating assets and liabilities:
Accounts and retention receivables	40,941	46,773	72,052	(155,221)
Purchase deposits	0	0	(1,124,242)	(316,669)
Deposits, prepayments and other receivables	(106,489)	(5,233)	(935,567)	(76,502)
Contract assets	3,588	239,259	0	0
Contract liabilities	(544,872)	105,247	600,213	845,549
Operating lease liabilities	1,166	940	0	0
Accounts payables	(114,657)	0	1,100,268	0
Accrued liabilities and other payables	196,614	(54,103)	(22,906)	66,103
Net cash (used in) generated from operating activities	(522,759)	140,223	(1,116,411)	(214,421)
Cash flow from investing activities:
Purchases of plant and equipment	0	(810)	(61,052)	(15,150)
Purchase of energy assets	0	0	(288,940)	0
Proceed from disposal of plant and equipment	0	0	0	385
Net cash used in investing activities	0	(810)	(349,992)	(14,765)
Csah flow from financing activities:
Proceeds from borrowings	0	0	768,941	0
Advance from a director	691,999	0	696,259	314,432
Accounts payable			0	0
Advance from related companies	40,985	0	0
Payment of lease liabilities	(26,297)	(18,575)	(78,396)	(12,252)
Net cash generated from (used in) financing activities	183,928	(18,575)	1,386,804	302,180
Effect on exchange rate change on cash and cash equivalents	3,229	(3,115)	(3,448)	(3,937)
Net change in cash and cash equivalents	187,157	117,723	(83,047)	69,057
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	160,594	243,641	243,641	174,584
CASH AND CASH EQUIVALENTS, END OF PERIOD	347,751	361,364	160,594	243,641
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0	0	0
Cash paid for interest	$ 24,917	$ 0	$ 66,064	$ 0